Document and Entity Information	12 Months Ended
Aug. 31, 2020 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Aug. 31, 2020
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38077
Entity Registrant Name	Bright Scholar Education Holdings Limited
Entity Incorporation, State or Country Code	E9
ICFR Auditor Attestation Flag	false
Entity Address, Address Line One	No.1, Country Garden Road
Entity Address, Address Line Two	Beijiao Town, Shunde District
Entity Address, City or Town	Foshan, Guangdong
Entity Address, Postal Zip Code	528300
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001696355
Current Fiscal Year End Date	--08-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Amendment Flag	false
ADS
Document and Entity Information
Title of 12(b) Security	American depositary shares, each representing one Class A ordinary share, par value US$0.00001 per share
Trading Symbol	BEDU
Security Exchange Name	NYSE
Class A Ordinary Shares
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share*
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	25,695,274
Class B Ordinary Shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	93,690,000
Business Contact
Document and Entity Information
Entity Address, Address Line One	No.1, Country Garden Road
Entity Address, Address Line Two	Beijiao Town, Shunde District
Entity Address, City or Town	Foshan, Guangdoug
Entity Address, Postal Zip Code	528300
Entity Address, Country	CN
Contact Personnel Name	Ms. Dongmei Li
Country Region	86
City Area Code	757
Local Phone Number	6683-2007
Contact Personnel Fax Number	86-757-2360-2220
Contact Personnel Email Address	lidongmei@brightscholar.com